Fair value of financial instruments - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingencies
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable	$ 70.0	$ 23.3
Allowance for loans losses	55.2	41.5
Unearned interest and deferred fees	17.3	8.7
Securities at amortized cost
Disclosure of Fair value of financial instruments [Line Items]
Interest receivable	11.2	8.1
Allowance for loans losses	$ 8.0	$ 1.8